Estimated Aggregate Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 68,735
2014	58,885
2015	48,971
2016	41,218
2017	¥ 36,509